Related Parties Balances and Transactions (Details) - Schedule of related party balances - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Amounts due from related parties:
Amounts due from related parties		¥ 55,213	¥ 24,801
Amounts due to related parties:
Amounts due to related parties		34,660	92,737
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	35,872	2,529
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	19,230	21,778
Amounts due to related parties:
Amounts due to related parties	[3]	20,159	67,669
Other [Member]
Amounts due from related parties:
Amounts due from related parties	[4]	111	494
Amounts due to related parties:
Amounts due to related parties		2,221	1,651
Angela Bai [Member]
Amounts due to related parties:
Amounts due to related parties	[5]		4,750
Guangdong Marketing Advertising Group [Member]
Amounts due to related parties:
Amounts due to related parties	[6]	¥ 12,280	¥ 18,667

[1]	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.
[2]	Amounts due from Youxiang Group are construction fee and rental deposits.
[3]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%
[4]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[5]	In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. As of December 31, 2021, all the loans from Angela Bai were paid off.
[6]	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.